Commitments and Contingencies (Schedule of Future Minimum Rentals for Operating Leases) (Details) $ in Millions	Jan. 23, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016 (remaining six months)	$ 305.9
2017	542.3
2018	457.3
2019	377.3
2020	319.8
Subsequent years	813.7
Total future minimum rentals	$ 2,816.3